Details of Company's Subsidiaries (Detail)	12 Months Ended															12 Months Ended				12 Months Ended
	Dec. 31, 2012 Eddia International Group Limited	Dec. 31, 2012 Shanghai Zhengtu Information Technology Co Ltd	Dec. 31, 2012 Giant Interactive (Hong Kong) Limited	Dec. 31, 2012 Zhuhai Zhengtu Information Technology Co Ltd	Dec. 31, 2012 Hangzhou Snow Wolf Software Co Ltd	Dec. 31, 2012 Shanghai Zhengduo Information Technology Co Ltd	Dec. 31, 2012 Shanghai Jujia Network Technology Co Ltd	Dec. 31, 2012 Shanghai Jujia Network Technology Co Ltd Shanghai Jujia Network Technology Co.LtdTwo	Dec. 31, 2012 Shanghai Jujia Network Technology Co Ltd Shanghai Jujia Network Technology Co.Ltd Three	Dec. 31, 2012 Shanghai Juhuo Network Technology Co Ltd	Dec. 31, 2012 Chengdu Jufan Network Technology Co Ltd	Dec. 31, 2012 Shanghai Zhengju Information Technology Co Ltd	Dec. 31, 2012 Shanghai Juquan Network Technology Co Ltd	Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd	Dec. 31, 2011 Beijing Giant Zhengtu Network Technology Co Ltd	Dec. 31, 2012 Shanghai Juhuan Network Technology Co Ltd	Dec. 31, 2012 Shanghai Giant Network Technology Co Ltd	Nov. 12, 2012 Shanghai Giant Network Technology Co Ltd	Oct. 10, 2012 Shanghai Giant Network Technology Co Ltd	Dec. 31, 2012 Wuxi Giant Network Technology Co Ltd	Dec. 31, 2012 Wuxi Tiema Network Technology Co Ltd	Dec. 31, 2012 Shanghai Juxin Network Technology Co Ltd	Dec. 31, 2012 Beijing Giant Glorious Mission Network Technology Co Ltd	Dec. 31, 2012 Beijing Julun Network Information Technology Co Ltd	Dec. 31, 2012 Wuxi Tiequan Network Technology Co Ltd	Dec. 31, 2012 Shanghai Juhe Network Technology Co Ltd	Dec. 31, 2012 Shanghai Giant Glorious Mission Network Technology Co Ltd	Dec. 31, 2012 Shanghai Juzi Network Technology Co Ltd	Dec. 31, 2012 Bengbu Giant Glorious Mission Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Jul. 26, 2006	Sep. 06, 2006	Dec. 22, 2008	Feb. 19, 2009	May 18, 2009	Jul. 08, 2009	Oct. 20, 2009	Oct. 10, 2012	Oct. 10, 2012	Nov. 04, 2009	Mar. 29, 2010	Apr. 28, 2010	May 19, 2010	Oct. 17, 2012		Oct. 24, 2012	Nov. 14, 2004			Dec. 28, 2009	Jun. 03, 2010	Oct. 09, 2010	Oct. 13, 2010	Nov. 19, 2010	May 23, 2011	Nov. 04, 2009	Apr. 25, 2012	Oct. 10, 2012	Nov. 12, 2012
Place of incorporation/ establishment	British Virgin Islands ("BVI")	PRC	Hong Kong	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC		PRC	PRC			PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC
Percentage of shareholding/ ownership	100.00%	100.00%	100.00%	100.00%	51.07%	100.00%	51.00%	70.00%	51.00%	51.00%	51.00%	100.00%	51.00%	85.00%	34.00%	51.00%		100.00%	51.00%	50.07%	25.54%	51.00%	50.07%	100.00%	25.54%	51.00%	50.07%	51.00%	50.07%
Principal activities	Investment holding	Online game development and maintenance	Oversea online game licensing, development, and operation	Online game research and development	Online game research and development	Online game development and maintenance	Online game research and development	Online game research and development	Online game research and development	Online game research and development	Online game research and development	Online game development and maintenance	Online game research and development	Online game research and development		Online game research and development	Internet content provider			Online game research and development	Online game research and development	Online game research and development	Online game research and development	Online game research and development	Online game research and development	Online game research and development	Online game research and development	Online game research and development	Online game research and development